Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	46
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$384,950.84

Principal:
Principal Collections	$6,705,817.03
Prepayments in Full	$2,447,772.76
Liquidation Proceeds	$55,633.06
Recoveries	$70,141.41
Sub Total	$9,279,364.26
Collections	$9,664,315.10

Purchase Amounts:
Purchase Amounts Related to Principal	$157,886.15
Purchase Amounts Related to Interest	$955.21
Sub Total	$158,841.36

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$9,823,156.46

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	46
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$9,823,156.46
Servicing Fee	$91,758.40	$91,758.40	$0.00	$0.00	$9,731,398.06
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$9,731,398.06
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$9,731,398.06
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$9,731,398.06
Interest - Class A-4 Notes	$15,977.24	$15,977.24	$0.00	$0.00	$9,715,420.82
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,715,420.82
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$9,660,148.82
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,660,148.82
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$9,618,256.15
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,618,256.15
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$9,563,422.82
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$9,563,422.82
Regular Principal Payment	$9,164,916.00	$9,164,916.00	$0.00	$0.00	$398,506.82
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$398,506.82
Residual Released to Depositor	$0.00	$398,506.82	$0.00	$0.00	$0.00
Total		$9,823,156.46

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$9,164,916.00
Total					$9,164,916.00
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$9,164,916.00	$90.80	$15,977.24	$0.16	$9,180,893.24	$90.96
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$9,164,916.00	$6.83	$167,975.24	$0.13	$9,332,891.24	$6.96

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	46

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$15,338,149.30	0.1519682	$6,173,233.30	0.0611635
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$107,458,149.30	0.0800582	$98,293,233.30	0.0732302

Pool Information
Weighted Average APR	4.474%	4.510%
Weighted Average Remaining Term	18.95	18.25
Number of Receivables Outstanding	15,347	14,624
Pool Balance	$110,110,085.03	$100,632,085.08
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$107,458,149.30	$98,293,233.30
Pool Factor	0.0807269	0.0737781

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$6,819,916.28
Yield Supplement Overcollateralization Amount	$2,338,851.78
Targeted Overcollateralization Amount	$2,338,851.78
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$2,338,851.78

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	46
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		73	$110,890.95
(Recoveries)		104	$70,141.41
Net Loss for Current Collection Period			$40,749.54
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4441%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.7155%
Second Preceding Collection Period			1.2513%
Preceding Collection Period			1.1341%
Current Collection Period			0.4641%
Four Month Average (Current and Preceding Three Collection Periods)			0.8912%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,906	$9,529,847.55
(Cumulative Recoveries)			$2,022,549.58
Cumulative Net Loss for All Collection Periods			$7,507,297.97
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5504%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,942.49
Average Net Loss for Receivables that have experienced a Realized Loss			$1,530.23

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.72%	283	$2,733,177.60
61-90 Days Delinquent	0.23%	21	$235,531.25
91-120 Days Delinquent	0.05%	4	$51,226.22
Over 120 Days Delinquent	0.69%	44	$693,544.95
Total Delinquent Receivables	3.69%	352	$3,713,480.02

Repossession Inventory:
Repossessed in the Current Collection Period		8	$88,721.15
Total Repossessed Inventory		12	$171,429.52

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5258%
Preceding Collection Period			0.4626%
Current Collection Period			0.4718%
Three Month Average			0.4868%

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	46

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer